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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21531
                                  ----------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103        Richmond, Virginia            23226
--------------------------------------------------------------------------------
                (Address of principal executive offices)           (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     ---------------------------

Date of fiscal year end:        June 30, 2008
                          ------------------------------------

Date of reporting period:       September 30, 2007
                          ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
      SHARES    COMMON STOCKS - 71.0%                                VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 7.2%
       7,606    Aftermarket Technology Corp.(a)                  $     241,414
       1,304    Allegiant Travel Co.(a)                                 39,537
       6,600    Alloy, Inc.(a)                                          61,974
      10,000    American Greetings Corp. - Class A                     264,000
       2,070    Animal Health International, Inc.(a)                    23,039
         200    Aristotle Corp. (The)(a)                                 2,444
       3,729    Ark Restaurants Corp.                                  136,985
      10,000    Barnes & Noble, Inc.                                   352,600
      17,067    BJ's Wholesale Club, Inc.(a)                           565,942
       7,000    Buckle, Inc. (The)                                     265,580
      23,851    Capella Education Co.(a)                             1,333,509
       4,600    Carriage Services, Inc.(a)                              37,582
       2,378    CEC Entertainment, Inc.(a)(b)                           63,897
         952    Delta Apparel, Inc.                                     16,279
      12,662    Drugstore.com, Inc.(a)                                  41,025
      32,800    Elixir Gaming Technologies, Inc.(a)                    143,008
      16,900    Finish Line, Inc. - Class A (The)                       73,346
      55,880    Frozen Food Express Industries, Inc.(b)                376,072
      24,446    Gottschalks, Inc.(a)                                   106,096
       2,115    Greenfield Online, Inc.(a)                              32,254
      19,400    Hartmarx Corp.(a)                                       95,060
      24,100    Herman Miller, Inc.                                    654,074
      15,300    Interstate Hotels & Resorts, Inc.(a)                    69,615
       3,114    Knoll, Inc.(b)                                          55,242
      39,130    Luby's, Inc.(a)(b)                                     431,213
      85,522    Morton's Restaurant Group, Inc.(a)(b)                1,359,800
      10,100    National Beverage Corp.                                 85,648
     105,166    New Frontier Media, Inc.(b)                            644,668
         934    Nobel Learning Communities, Inc.(a)                     13,963
         600    Oil-Dri Corp.                                           11,040
      22,677    Physicans Formula Holdings, Inc.(a)(b)                 266,001
       4,059    Premier Exhibitions, Inc.(a)                            61,210
      73,672    Red Lion Hotels Corp.(a)(b)                            758,822
      13,064    Rentrak Corp.(a)                                       179,369
       1,200    Rex Stores Corp.(a)                                     23,220
       3,006    Rush Enterprises, Inc. - Class B(a)                     71,723
       1,100    Saga Communications, Inc. - Class A(a)                   8,074
      15,700    Silverleaf Resorts, Inc.(a)                             83,053
      10,200    Skechers U.S.A., Inc. - Class A(a)                     225,420
       2,400    Startek, Inc.                                           24,312
         297    Steven Madden Ltd.(a)(b)                                 5,628
         430    Susser Holdings, Inc.(a)                                 9,137
       2,800    United Retail Group, Inc.(a)                            38,052
       3,849    Value Line, Inc.                                       189,640
       2,800    Warnaco Group, Inc. (The)(a)                           109,396
      14,716    Zumiez, Inc.(a)                                        652,949
                                                                 -------------
                                                                    10,302,912
                                                                 -------------

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 71.0% (Continued)                    VALUE
--------------------------------------------------------------------------------
                CONSUMER STAPLES - 0.2%
       5,738    Calavo Growers, Inc.                             $     113,153
       3,258    Cal-Maine Foods, Inc.                                   82,232
       1,082    Caribou Coffee Co.(a)                                    7,174
       2,400    Del Monte Foods Co.                                     25,200
       3,200    Famous Dave's of America, Inc.(a)                       52,032
         300    Farmer Brothers Co.                                      7,464
       1,218    Inter Parfums, Inc.                                     28,830
                                                                 -------------
                                                                       316,085
                                                                 -------------
                ENERGY - 2.6%
      81,200    Abraxas Petroleum Corp.(a)(b)                          310,184
         500    Adams Resources & Energy, Inc.                          13,925
       1,800    Alon USA Energy, Inc.(b)                                60,804
       6,600    BMB Munai, Inc.(a)                                      37,158
      12,278    Bolt Technology Corp.(a)(b)                            401,000
       2,388    Chesapeake Utilities Corp.                              81,168
       2,230    CREDO Petroleum Corp.(a)                                22,768
      16,778    Double Eagle Petroleum Co.(a)                          300,494
         200    Geopetro Resources Co.(a)                                  780
       3,000    Global Industries Ltd.(a)                               77,280
         100    Gulfport Energy Corp.(a)(b)                              2,366
         472    Houston American Energy Corp.(a)                         2,034
      16,325    Omni Energy Services Corp.(a)                          130,437
       3,124    Panhandle Oil & Gas, Inc.                               77,163
      11,361    St. Mary Land & Exploration Co.                        405,247
      35,672    T-3 Energy Services, Inc.(a)(b)                      1,521,054
      19,261    Venoco, Inc.(a)                                        330,326
                                                                 -------------
                                                                     3,774,188
                                                                 -------------
                FINANCIALS - 12.2%
       5,166    Abington Bancorp, Inc.                                  50,368
      53,527    Affirmative Insurance Holdings, Inc.(b)                615,025
         100    Alliance Financial Corp.                                 2,500
      19,330    American Land Lease, Inc.(b)                           434,345
         970    American Physicans Service Group, Inc.                  17,848
          21    American River Bankshares                                  462
      19,779    American Safety Insurance Holdings Ltd.(a)(b)          392,020
       1,125    AmREIT, Inc. - Class A Shares                            9,090
          65    Arrow Financial Corp.                                    1,469
      13,973    Associated Estates Realty Corp.(b)                     182,208
       1,019    Bancorp, Inc. (The)(a)                                  18,811
       9,442    Bancorp Rhode Island, Inc.(b)                          337,646
       1,970    BancTrust Financial Group, Inc.                         31,362
         139    Bank of Marin Bancorp                                    4,476
     137,149    BFC Financial Corp. - Class A(a)                       400,475
       3,176    Bridge Capital Holdings(a)                              70,698
       5,937    Brooke Corp.                                            58,717
      36,944    BRT Realty Trust(b)                                    640,609
         500    Bryn Mawr Bank Corp.                                    10,880
       5,291    Cadence Financial Corp.                                 93,122
       1,001    Camden National Corp.                                   35,015
         405    Capital Bank Corp.                                       6,075
      49,504    Capstead Mortgage Corp.(b)                             508,901
       7,500    Cardinal Financial Corp.                                74,925
       1,160    Cascade Financial Corp.                                 17,783
          65    Centerstate Banks of Florida, Inc.                       1,027

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 71.0% (Continued)                    VALUE
--------------------------------------------------------------------------------
                FINANCIALS - 12.2% (Continued)
         319    Citizens & Nothern Corp.                         $       5,860
       1,000    Citizens First Bancorp                                  17,950
      16,100    Cogdell Spencer, Inc.                                  297,850
         300    Colonial Properties Trust                               10,290
         121    Columbia Bancorp                                         2,397
       1,000    CRM Holdings Ltd.(a)                                     6,300
      22,278    Darwin Professional Underwriters, Inc.(a)              481,205
       1,800    Dearborn Bancorp(a)                                     23,238
          50    Diamond Hill Investment Group(a)                         4,087
      25,000    Dollar Financial Corp.(a)                              713,250
      12,869    Eastern Insurance Holdings, Inc.                       198,826
       1,000    Eastern Virginia Bankshares, Inc.                       19,490
      50,813    eHealth, Inc.(a)(b)                                  1,407,520
      30,291    Epoch Holding Corp.(b)                                 426,497
      12,649    Feldman Mall Properties, Inc.                           95,626
         641    Fidelity Southern Corp.                                  9,570
       1,470    Firstbank Corp.                                         24,270
          38    First Citizens Bancshares, Inc. - Class A                6,627
         900    First Defiance Financial Corp.                          24,300
      28,718    First Mercury Financial Corp.(a)(b)                    617,724
       6,667    First Security Group, Inc.                              66,670
         206    FNB Corp.                                                6,198
          80    FNB United Corp.                                         1,278
      11,706    Gateway Financial Holdings, Inc.                       184,252
      24,946    GB&T Bancshares, Inc.                                  330,534
       2,251    German American Bancorp, Inc.                           30,929
      27,840    Hallmark Financial Services, Inc.(a)(b)                391,152
         800    Hampton Roads Bancshares, Inc.                           9,800
          96    Heritage Financial Corp.                                 2,117
         500    Home Federal Bancorp, Inc.                               6,655
      17,730    Hooper Holmes, Inc.(a)                                  41,843
      24,542    International Assets Holding Corp.(a)(b)               631,956
       1,615    Intervest Bancshares Corp.                              39,971
       5,370    K-Fed Bancorp                                           70,723
         159    Legacy Bancorp, Inc.                                     2,213
       5,257    Life Partners Holdings, Inc.                           176,915
         393    Massbank Corp.                                          14,541
       6,133    MBT Financial Corp.                                     73,412
      15,834    Meadowbrook Insurance Holdings, Inc.(a)(b)             142,664
      49,823    Mercantile Bank Corp.(b)                             1,069,202
         600    Mercer Insurance Group, Inc.                            10,614
       1,200    National Atlantic Holdings Corp.(a)                     11,112
         697    North American Insurance Leaders, Inc.(a)                5,381
         700    North Valley Bancorp                                    15,792
         100    Northrim Bancorp, Inc.                                   2,490
       5,613    Oceanfirst Financial Corp.                              97,834
      25,752    One Liberty Properties, Inc.(b)                        500,876
       1,924    Pacific Continental Corp.                               30,091
       1,371    Pacific Mercantile Bancorp(a)                           21,621
          60    Parkvale Financial Corp.                                 1,740
         100    Patriot National Bancorp, Inc.                           2,000
       7,800    Penson Worldwide, Inc.(a)                              144,144
       1,421    Peoples BancTrust Co., Inc. (The)                       30,566
       2,432    PMC Commercial Trust                                    31,835
         100    Porter Bancorp, Inc.                                     2,100

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 71.0% (Continued)                    VALUE
--------------------------------------------------------------------------------
                FINANCIALS - 12.2% (Continued)
      23,521    Preferred Bank(b)                                $     925,316
       2,770    PremierWest Bancorp                                     35,456
         814    Provident Financial Holdings, Inc.                      18,128
         800    Prudential Bancorp, Inc. of Pennsylvania                10,036
         587    Pulaski Financial Corp.                                  7,596
         100    Rome Bancorp, Inc.                                       1,186
       4,133    Santander Bancorp                                       53,068
         618    Shore Bancshares, Inc.                                  14,919
         869    SI Financial Group, Inc.                                 9,524
         500    Smithtown Bancorp, Inc.                                 11,620
         700    Southern Community Financial Corp.                       6,055
      24,350    Supertel Hospitality, Inc.                             183,599
       2,800    Synergy Financial Group, Inc.                           42,448
      51,399    Thomas Properties Group, Inc.                          616,788
      12,672    TIB Financial Corp.                                    140,026
       3,450    UMH Properties, Inc.                                    48,024
         374    United Community Bancorp                                 4,625
     208,899    Universal Insurance Holdings, Inc.(b)                1,491,539
         489    U-Store-It Trust                                         6,455
       5,114    Vestin Realty Mortgage II, Inc.                         25,161
       1,182    Virginia Financial Group                                22,470
         100    West Bancorp, Inc.                                       1,552
      36,832    Westwood Holdings Group, Inc.(b)                     1,263,706
         638    Yadkin Valley Financial Corp.                           10,221
                                                                 -------------
                                                                    17,559,473
                                                                 -------------
                HEALTH CARE - 13.8%
      68,082    Accuray, Inc.(a)(b)                                  1,188,712
      13,600    Alphatec Holdings, Inc.(a)                              46,784
       9,388    America Service Group, Inc.(a)                         106,554
      10,909    Anesiva, Inc.(a)                                        62,618
      11,821    Anika Therapeutics, Inc.                               245,995
         300    Atrion Corp.                                            37,500
       3,000    Avigen, Inc.(a)                                         16,200
      31,351    BioScrip, Inc.(a)                                      201,273
       2,528    BioSphere Medical, Inc.(a)                              12,059
      12,170    Cardiac Science Corp.(a)                               122,674
      14,835    Clinical Data, Inc.(a)(b)                              600,669
       7,300    Cyclacel Pharmaceuticals, Inc.(a)                       40,661
      34,730    Cynosure, Inc. - Class A(a)(b)                       1,281,537
      53,841    Emergent BioSolutions, Inc.(a)(b)                      478,108
      38,757    Emeritus Corp.(a)(b)                                 1,050,315
       4,108    Exactech, Inc.(a)                                       65,933
      19,575    E-Z-EM, Inc.(a)(b)                                     318,681
     142,846    First Consulting Group, Inc.(a)(b)                   1,471,314
      90,911    Hanger Orthopedic Group, Inc.(a)(b)                  1,030,022
     120,291    Health Grades, Inc.(a)(b)                              709,717
       8,800    HealthTronics, Inc.(a)                                  44,880
      10,900    HemoSense, Inc.(a)                                     163,282
      18,724    Home Diagnostics, Inc.(a)                              179,376
       2,800    Idera Pharmaceuticals, Inc.(a)                          24,640
      12,700    Lexicon Pharmaceuticals, Inc.(a)                        43,942
      10,952    Lifecore Biomedical, Inc.(a)                           141,281
       9,900    MEDTOX Scientific, Inc.(a)                             202,455
      53,010    Micrus Endovascular Corp.(a)                           968,493
         100    National Dentex Corp.(a)                                 1,598

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 71.0% (Continued)                    VALUE
--------------------------------------------------------------------------------
                HEALTH CARE - 13.8% (Continued)
       9,900    Novacea, Inc.(a)                                 $      79,299
       2,194    Novamed, Inc.(a)                                         9,544
      88,379    NPS Pharmaceuticals, Inc.(a)(b)                        508,179
      36,112    Nutraceutical International Corp.(a)(b)                549,263
       1,300    Omega Protein Corp.(a)                                  11,765
       3,039    Optimer Pharmaceuticals, Inc.(a)                        25,254
     186,763    Orchid Cellmark, Inc.(a)(b)                          1,044,005
      28,358    Orthovita, Inc.(a)                                      85,925
       4,600    Osteotech, Inc.(a)                                      34,592
         203    Pharmacopeia, Inc.(a)                                    1,161
       8,800    Reliv' International, Inc.                              88,000
       7,300    Sequenom, Inc.(a)                                       52,487
      40,849    Somanetics Corp.(a)(b)                                 760,608
      14,414    Sonus Pharmaceuticals, Inc.(a)                           8,937
      22,100    SRS Labs, Inc.(a)                                      161,993
      21,095    Synovis Life Technologies, Inc.(a)                     455,019
       2,500    Targacept, Inc.(a)                                      22,325
      11,700    Thermage, Inc.(a)                                       82,836
     145,063    Third Wave Technologies, Inc.(a)(b)                  1,251,894
      73,014    Transcend Services, Inc.(a)(b)                       1,121,495
      30,301    Tutogen Medical, Inc.(a)                               348,461
       1,800    U.S. Physical Therapy, Inc.(a)                          26,640
       4,597    Vanda Pharmaceuticals, Inc.(a)                          63,944
     112,746    Vascular Solutions, Inc.(a)(b)                         899,713
       9,500    Vical, Inc.(a)                                          46,455
      42,628    VistaCare, Inc.- Class A(a)(b)                         278,787
      43,374    Volcano Corp.(a)(b)                                    713,069
       2,800    Xtent, Inc.(a)                                          23,800
       6,925    Young Innovations, Inc.                                198,124
                                                                 -------------
                                                                    19,810,847
                                                                 -------------
                INDUSTRIALS - 9.6%
       1,105    Alamo Group, Inc.                                       27,172
      42,377    American Railcar Industries, Inc.(b)                   933,142
       7,154    Ampco-Pittsburgh Corp.                                 281,725
       3,058    Angelica Corp.                                          60,273
      19,000    Apogee Enterprises, Inc.                               492,860
       3,823    Applied Signal Technology, Inc.                         51,687
       1,357    Astronics Corp.(a)                                      59,124
         833    Breeze-Eastern Corp.(a)                                  9,829
       4,423    Cascade Corp.                                          288,247
          21    Chase Corp.                                                391
      42,500    China BAK Battery, Inc.(a)                             330,650
      15,502    DRS Technologies, Inc.                                 854,470
      16,800    Ducommun, Inc.(a)                                      542,640
       1,650    DXP Enterprises, Inc.(a)                                58,591
       2,700    Dynamex, Inc.(a)                                        69,174
       7,800    DynCorp International, Inc.(a)                         180,258
       9,400    Enersys, Inc.(a)                                       167,038
       5,436    Euroseas Ltd.                                           78,985
       8,645    Franklin Covey Co.(a)                                   65,702
       1,254    Gardner Denver, Inc.(a)                                 48,906
       2,475    Genco Shipping & Trading Ltd.                          162,187
       1,854    Harbin Electric, Inc.(a)                                30,128
      29,034    Herley Industries, Inc.(a)(b)                          434,349
       1,257    International Shipholding Corp.(a)                      26,108

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 71.0% (Continued)                    VALUE
--------------------------------------------------------------------------------
                INDUSTRIALS - 9.6% (Continued)
      10,415    Key Technology, Inc.(a)                          $     313,492
       6,800    Kirby Corp.(a)(b)                                      300,152
         400    Kronos Worldwide, Inc.                                   7,552
         350    K-Tron International, Inc.(a)                           33,250
       1,400    Labarge, Inc.(a)                                        16,800
       4,945    Lennox International, Inc.                             167,141
       1,841    Mac-Gray Corp.(a)                                       23,712
      48,616    Met-Pro Corp.(b)                                       786,607
      14,944    Mitcham Industries, Inc.(a)                            288,120
       3,400    P.A.M. Transportation Services, Inc.(a)                 61,200
         200    Park-Ohio Holdings Corp.(a)                              5,190
       9,465    PDI, Inc.(a)                                            98,247
       2,000    Portec Rail Products, Inc.                              23,320
         607    Powell Industries, Inc.(a)                              22,999
      11,104    Robbins & Meyer, Inc.(b)                               636,148
      88,662    Spectrum Control, Inc.(a)(b)                         1,284,712
       7,800    Star Maritime Acquisition Corp.(a)                     109,278
       1,198    Starrett (L.S.) Co.                                     23,181
      15,600    Sterling Construction Co.(a)                           360,048
      12,992    Sun Hydraulics Corp.(b)                                413,146
         900    Thomas Group, Inc.                                       8,226
       7,100    Toro Co.                                               417,693
         397    Trailer Bridge, Inc.(a)                                  5,082
      30,685    TransDigm Group, Inc.(a)(b)                          1,402,611
       3,190    Twin Disk, Inc.                                        185,658
       3,778    US Xpress Enterprises, Inc.(a)                          74,653
      25,663    VSE Corp.(b)                                         1,213,347
       8,194    Waste Industries USA, Inc.(b)                          234,512
       2,600    WCA Waste Corp.(a)                                      21,008
       6,100    White Electronic Designs Corp.(a)                       31,842
                                                                 -------------
                                                                    13,822,563
                                                                 -------------
                INFORMATION TECHNOLOGY - 16.9%
       7,300    ActivIdentity Corp.(a)                                  37,814
      46,671    American Software, Inc. - Class A                      429,373
       6,000    Ansoft Corp.(a)                                        197,880
       3,900    Answerthink, Inc.(a)                                    12,831
       3,872    Applix, Inc.(a)                                         68,844
     215,046    Autobytel, Inc.(a)                                     701,050
       7,706    Axsys Technologies, Inc.(a)                            238,578
      13,938    AXT, Inc.(a)                                            86,276
      22,543    AZZ, Inc.(a)(b)                                        788,103
       1,357    Blue Coat Systems, Inc.(a)                             106,877
      15,105    Captaris, Inc.(a)                                       79,905
         960    Cascade Microtech, Inc.(a)                               9,523
      35,240    CEVA, Inc.(a)                                          316,808
      91,924    Digimarc Corp.(a)(b)                                   830,074
      10,800    Double-Take Software, Inc.(a)                          206,388
      41,635    Eastern Co. (The)(b)                                   934,706
         800    eLoyalty Corp.(a)                                       11,000
       6,000    FactSet Research Systems, Inc.                         411,300
      18,915    Furmanite Corp.(a)                                     172,126
     100,611    Globecomm Systems, Inc.(a)(b)                        1,334,102
       9,664    Hittite Microwave Corp.(a)(b)                          426,666
      36,329    iCAD, Inc.(a)                                          109,350

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES      COMMON STOCKS - 71.0% (Continued)                  VALUE
--------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY - 16.9% (Continued)
      14,748    ICF International, Inc.(a)                       $     406,750
      51,130    Integrated Silicon Solution, Inc.(a)                   322,119
     245,526    Iomega Corp.(a)(b)                                   1,286,556
      17,164    JDA Software Group, Inc.(a)(b)                         354,608
      70,982    Keithley Instruments, Inc.(b)                          752,409
      93,483    Keynote Systems, Inc.(a)(b)                          1,283,522
         200    Logility, Inc.(a)                                        2,326
      76,407    Moldflow Corp.(a)(b)                                 1,471,599
     140,590    NaviSite, Inc.(a)(b)                                 1,235,786
      13,456    NCI, Inc. - Class A(a)                                 254,587
      25,600    NetScout Systems, Inc.(a)                              279,040
      88,521    Nextest Systems Corp.(a)(b)                          1,138,380
      16,400    Nu Horizons Electonics Corp.(a)                        154,652
       2,264    Numerex Corp.(a)                                        19,244
       3,800    OPNET Technologies, Inc.(a)                             44,080
      46,495    Optium Corp.(a)(b)                                     482,618
       4,007    PAR Technology Corp.(a)                                 32,056
       5,500    PC TEL, Inc.(a)                                         41,745
      33,453    Phoenix Technologies Ltd.(a)                           358,282
      20,800    Progress Software Corp.(a)                             630,240
      19,621    QuadraMed Corp.(a)                                      56,312
      32,064    Radyne Corp.(a)(b)                                     337,955
      39,412    Rainmaker Systems, Inc.(a)(b)                          341,702
      40,108    Rimage Corp.(a)(b)                                     900,023
     100,511    Saba Software, Inc.(a)(b)                              490,494
     107,400    SonicWALL, Inc.(a)(b)                                  937,602
       2,100    Staktek Holdings, Inc.(a)                                7,224
       8,095    SumTotal Systems, Inc.(a)                               47,437
      51,246    Synnex Corp.(a)(b)                                   1,053,618
      13,298    Syntel, Inc.(b)                                        552,931
      27,128    Think Partnership, Inc.(a)                              40,692
       3,224    Tier Technologies, Inc.(a)                              32,724
       2,000    Tollgrade Communications, Inc.(a)                       20,240
         650    Unica Corp.(a)                                           7,299
      17,475    Vocus, Inc.(a)(b)                                      510,969
      86,871    Website Pros, Inc.(a)(b)                               908,671
      32,603    Zhone Technologies, Inc.(a)                             38,798
                                                                 -------------
                                                                    24,344,864
                                                                 -------------
                MATERIALS - 5.2%
       3,935    Aceto Corp.                                             35,415
         488    BWAY Holding Co.(a)                                      5,441
      11,500    Caraustar Industries, Inc.(a)                           51,290
       4,500    Hawk Corp. - Class A(a)                                 62,415
         780    Haynes International, Inc.(a)                           66,589
      69,691    Huttig Building Products, Inc.(a)(b)                   374,938
      89,868    ICO, Inc.(a)(b)                                      1,265,341
      18,276    Kaiser Aluminum Corp.(b)                             1,289,737
       2,353    KMG Chemicals, Inc.                                     61,602
      29,095    Koppers Holdings, Inc.(b)                            1,123,358
       8,100    Material Sciences Corp.(a)                              86,022
       1,798    Mesabi Trust                                            36,679
      18,800    Metalline Mining Co.(a)                                 54,520
      12,096    NN, Inc.                                               118,662
      34,689    Penford Corp.(b)                                     1,307,775
      20,109    Quaker Chemical Corp.(b)                               472,964

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 71.0% (Continued)                    VALUE
--------------------------------------------------------------------------------
                MATERIALS - 5.2% (Continued)
       1,000    Shiloh Industries, Inc.(a)                       $      10,580
         100    Solitario Resources Corp.(a)                               490
       4,987    Terra Nitrogen Co., L.P.(b)                            632,501
       1,405    Universal Stainless & Alloy Products, Inc.(a)           55,905
      24,746    Uranerz Energy Corp.(a)                                 98,984
      10,400    Worthington Industries, Inc.                           245,024
                                                                 -------------
                                                                     7,456,232
                                                                 -------------
                TELECOMMUNICATIONS SERVICES - 3.2%
     363,913    Airspan Networks, Inc.(a)(b)                           909,782
       3,600    Aware, Inc.(a)                                          15,480
      67,000    Centennial Communications Corp.(a)(b)                  678,040
       5,865    D&E Communications, Inc.                                83,400
       1,044    Golden Telecom, Inc.(a)(b)                              84,031
      30,987    NTELOS Holdings Corp.(b)                               912,877
       3,295    Oplink Communications, Inc.(a)                          45,010
      52,305    ORBCOMM, Inc.(a)(b)                                    393,857
      15,800    RF Micro Devices, Inc.(a)                              106,334
      87,043    Syniverse Holdings, Inc.(a)(b)                       1,383,984
       3,700    TESSCO Technologies, Inc.(a)                            58,053
                                                                 -------------
                                                                     4,670,848
                                                                 -------------
                UTILITIES - 0.1%
         200    Artesian Resources Corp. - Class A                       3,800
         287    Connecticut Water Service, Inc. (The)                    6,647
       3,000    Middlesex Water Co.                                     56,700
         200    Unitil Corp.                                             5,900
       3,197    York Water Co. (The)                                    53,869
                                                                 -------------
                                                                       126,916
                                                                 -------------
                TOTAL COMMON STOCKS (Cost $103,919,554)          $ 102,184,928
                                                                 -------------

================================================================================
      SHARES    CLOSED-END FUNDS - 15.2%                             VALUE
--------------------------------------------------------------------------------
         100    40/86 Strategic Income Fund                      $         937
         100    ACM Managed Dollar Income Fund                             731
         100    Advent Claymore Convertible Securities and
                  Income Fund                                            2,556
         100    American Strategic Income III Fund                       1,121
         100    American Strategic Income Portfolio II                   1,124
         100    Bancroft Fund Ltd.                                       2,135
         400    BlackRock California Investment Quality
                  Municipal Trust                                        5,188
         100    BlackRock Corporate High Yield Fund, Inc.                  773
      19,233    BlackRock Corporate High Yield Fund III, Inc.          145,401
      41,593    BlackRock Dividend Achievers Trust                     579,390
         100    BlackRock Floating Rate Income Strategies
                  Fund, Inc.                                             1,707
         100    BlackRock Florida Insured Municipal Income Trust         1,395
       2,700    BlackRock Florida Municipal 2020 Term Trust             36,396
      21,522    BlackRock Global Energy and Resources Trust            647,812
         100    BlackRock Health Sciences Trust                          2,645
       1,400    BlackRock High Income Shares                             3,262
       7,300    BlackRock High Yield Trust                              52,487
          78    BlackRock Income Trust                                     471
      47,895    BlackRock Long-Term Municipal Advantage Trust          591,503
      39,668    BlackRock MuniHoldings California Insured
                  Fund, Inc.                                           527,981
         100    BlackRock MuniHoldings Florida Insured Fund              1,296
      22,547    BlackRock MuniHoldings Insured Fund, Inc.              278,005

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    CLOSED-END FUNDS - 15.2% (Continued)                 VALUE
--------------------------------------------------------------------------------
      16,154    BlackRock MuniHoldings Insured Fund II, Inc.     $     200,148
       9,550    BlackRock MuniHoldings New York Insured
                  Fund, Inc.                                           129,785
      17,919    BlackRock MuniYield California Fund, Inc.              238,502
      11,800    BlackRock MuniYield California Insured Fund, Inc.      156,586
       2,584    BlackRock MuniYield Florida Fund                        34,005
       1,250    BlackRock MuniYield Florida Insured Fund                16,375
         100    BlackRock MuniYield Michigan Insured Fund, Inc.          1,378
       3,000    BlackRock MuniYield Michigan Insured Fund
                  II, Inc.                                              38,760
         100    BlackRock MuniYield New Jersey Fund, Inc.                1,427
         100    BlackRock MuniYield New Jersey Insured Fund, Inc.        1,378
       4,503    BlackRock MuniYield Pennsylvania Insured Fund           63,042
       1,580    BlackRock MuniYield Quality Fund II, Inc.               18,960
      48,201    BlackRock Preferred Income Strategies Fund, Inc.       850,748
      48,442    BlackRock Real Asset Equity Trust                      810,435
         100    BlackRock S&P Quality Rankings Global Equity
                  Managed Trust                                          1,785
         673    BlackRock Strategic Bond Trust                           8,110
         100    BlackRock Strategic Dividend Achievers Trust             1,350
       1,900    Castle Convertible Fund, Inc.                           47,310
       3,779    Central Securities Corp.                               106,795
      29,059    Clough Global Allocation Fund                          599,197
      42,171    Clough Global Equity Fund                              850,589
         500    Cohen & Steers REIT and Utility Income Fund, Inc.       10,430
         100    Cohen & Steers Select Utility Fund, Inc.                 2,608
       1,500    Delaware Investments Arizona Municipal Income
                  Fund                                                  19,500
       1,233    Delaware Investments Florida Insured Municipal
                  Income Fund                                           15,634
       3,500    Delaware Investments Minnesota Municipal Income
                  Fund II, Inc.                                         47,425
     101,614    Dreyfus High Yield Strategies Fund                     393,246
         100    Dreyfus Municipal Income, Inc.                             867
       1,900    DTF Tax Free Income, Inc.                               26,961
         100    Duff & Phelps Utility and Corporate Bond Trust,
                  Inc.                                                   1,069
      15,266    DWS Municipal Income Trust                             165,025
         100    Eaton Vance California Municipal Income Trust            1,429
         396    Eaton Vance Florida Municipal Income Fund                5,386
         100    Eaton Vance Insured Florida Municipal Bond Fund          1,355
         100    Eaton Vance Insured Ohio Municipal Bond Fund             1,371
         600    Eaton Vance Insured Pennsylvania Municipal Bond
                  Fund II                                                8,490
       3,400    Eaton Vance Massachusetts Municipal Income Fund         46,988
       1,040    Eaton Vance Michigan Municipal Income Trust             13,822
         100    Eaton Vance New Jersey Municipal Income Trust            1,384
         200    Eaton Vance New York Municipal Income Trust              2,880
       1,400    Eaton Vance Ohio Municipal Income Trust                 19,096
         100    Eaton Vance Pennsylvania Municipal Income Trust          1,373
      36,828    Eaton Vance Tax-Managed Diversified Equity
                  Income Fund                                          652,960
       1,900    Ellsworth Fund Ltd.                                     17,271
      10,080    Energy Income and Growth                               250,085
         600    Engex, Inc.(a)                                           3,420
         954    Evergreen Multi-Sector Income Fund                      15,625
         400    First American Minnesota Municipal Income Fund
                  II, Inc.                                               5,344
      10,247    First Financial Fund, Inc.                             130,137
         100    First Trust/Aberdeen Global Opportunity Income
                  Fund                                                   1,750
         500    First Trust/FIDAC Mortgage Income Fund                   8,265
         175    First Trust/Fiduciary Asset Management Covered
                  Call Fund                                              3,040
      14,605    First Trust/Four Corners Senior Floating Rate
                  Income Fund                                          238,061
      52,150    First Trust/Four Corners Senior Floating Rate
                  Income Fund II                                       849,524
       9,400    Flaherty & Crumrine/Claymore Preferred
                  Securities Income Fund, Inc.                         171,268

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    CLOSED-END FUNDS - 15.2% (Continued)                 VALUE
--------------------------------------------------------------------------------
       3,076    Fort Dearborn Income Securities, Inc.            $      42,633
         900    Foxby Corp.(a)                                           2,610
         917    Franklin Templeton Limited Duration Income Trust        11,371
         100    Franklin Universal Trust                                   685
         100    Gabelli Global Dividend & Income Trust                   2,151
         192    Gabelli Global Multimedia Trust, Inc.                    2,652
         200    Gabelli Global Utility & Income Trust                    4,420
       3,019    Global Income Fund                                      12,016
       6,100    H&Q Healthcare Investors                               105,530
      42,963    H&Q Life Sciences Investors                            581,289
      14,643    High Yield Income Fund, Inc.                            72,776
         100    High Yield Plus Fund, Inc. (The)                           332
         100    Highland Credit Strategies Fund                          1,830
       6,084    Hyperion Strategic Mortgage Income Fund, Inc.           66,376
          50    ING Prime Rate Trust                                       352
         100    Insured Municipal Income Fund                            1,310
         100    Investment Grade Municipal Income Fund                   1,360
       2,766    John Hancock Financial Trends Fund                      48,792
         100    John Hancock Investors Trust                             1,810
      31,815    John Hancock Patriot Premium Dividend Fund II          336,921
       1,416    John Hancock Patriot Select Dividend Trust              17,983
      10,137    John Hancock Tax-Advantaged Dividend Income Fund       191,691
         100    LMP Corporate Loan Fund, Inc.                            1,265
         100    Madison Strategic Sector Premium Fund                    1,772
       2,700    Massachusetts Health & Education Tax-Exempt Trust       32,535
       6,069    MBIA Capital/Claymore Managed Duration Investment
                  Grade Municipal Fund                                  77,319
       9,138    MFS Charter Income Trust                                76,759
      28,908    MFS Intermediate Income Trust                          177,206
      72,003    MFS Multimarket Income Trust                           422,658
         565    Minnesota Municipal Income Portfolio                     7,571
         110    Montgomery Street Income Securities, Inc.                1,847
      50,801    Morgan Stanley Emerging Markets Debt Fund, Inc.        489,214
       4,100    Morgan Stanley Global Opportunity Bond Fund, Inc.       29,561
       8,639    Morgan Stanley High Yield Fund, Inc.                    49,501
         400    Morgan Stanley Income Securities, Inc.                   6,132
       8,950    Morgan Stanley Insured Municipal Income Trust          124,047
         100    Morgan Stanley Insured Municipal Securities              1,386
      16,132    Morgan Stanley Municipal Premium Income Trust          141,962
         644    Morgan Stanley New York Quality Municipal
                  Securities                                             8,520
         100    Morgan Stanley Quality Municipal Income Trust            1,345
       6,997    Morgan Stanley Quality Municipal Investment             91,731
       3,430    Morgan Stanley Qualtiy Municipal Securities             47,883
         215    Neuberger Berman California Intermediate
                  Municipal Fund, Inc.                                   2,896
         100    Neuberger Berman Dividend Advantage Fund, Inc.           2,288
         100    Neuberger Berman Income Opportunity Fund, Inc.           1,429
         100    Neuberger Berman Intermediate Municipal Fund,
                  Inc.                                                   1,316
         100    Neuberger Berman Realty Income Fund, Inc.                2,083
         100    New America High Income Fund, Inc.                         191
       9,405    Nuveen California Dividend Advantage Municipal
                  Fund 2                                               129,977
         100    Nuveen California Dividend Advantage Municipal
                  Fund 3                                                 1,355
         150    Nuveen California Investment Quality Municipal
                  Fund                                                   2,070
       2,900    Nuveen California Municipal Market Opportunity
                  Fund                                                  41,035
       1,300    Nuveen California Premium Income Municipal Fund         16,926
      16,600    Nuveen California Select Quality Municipal Fund        228,582
       8,282    Nuveen Equity Premium & Growth Fund                    147,751
       7,633    Nuveen Florida Investment Quality Municipal Fund       101,977

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    CLOSED-END FUNDS - 15.2% (Continued)                 VALUE
--------------------------------------------------------------------------------
       1,640    Nuveen Florida Quality Income Municipal Fund     $      22,025
       1,100    Nuveen Georgia Premium Income Municipal Fund            14,641
       3,500    Nuveen Insured California Premium Income
                  Municipal Fund                                        50,505
       1,300    Nuveen Insured Dividend Advantage Municipal Fund        18,200
       1,700    Nuveen Insured Florida Premium Income Municipal
                  Fund                                                  23,460
         100    Nuveen Insured Florida Tax-Free Advantage
                  Municipal Fund                                         1,316
       3,530    Nuveen Insured New York Premium Income Municipal
                  Fund                                                  47,761
      35,352    Nuveen Insured Premium Income Municipal Fund           440,132
       2,300    Nuveen Maryland Dividend Advantage Municipal
                  Fund 3                                                30,590
       4,900    Nuveen Maryland Premium Income Municipal Fund           64,778
       1,600    Nuveen Michigan Quality Income Municipal Fund           22,080
      58,198    Nuveen Multi-Strategy Income and Growth Fund           698,376
      70,362    Nuveen Multi-Strategy Income and Growth Fund 2         851,380
         100    Nuveen New Jersey Premium Income Municipal Fund          1,378
       6,200    Nuveen New York Investment Quality Municipal Fund       84,754
       2,900    Nuveen New York Performance Plus Municipal Fund         41,470
      21,054    Nuveen New York Quality Income Municipal Fund          282,755
      12,802    Nuveen New York Select Quality Municipal Fund          177,436
         100    Nuveen Ohio Dividend Advantage Municipal Fund            1,400
         400    Nuveen Ohio Dividend Advantage Municipal Fund 2          5,356
       4,900    Nuveen Ohio Quality Income Municipal Fund               70,560
         100    Nuveen Pennsylvania Dividend Advantage Municipal
                  Fund                                                   1,398
         100    Nuveen Pennsylvania Investment Quality Municipal
                  Fund                                                   1,365
         400    Nuveen Pennsylvania Premium Municipal Fund 2             5,188
         100    Nuveen Performance Plus Municipal Fund                   1,399
         100    Nuveen Premier Insured Municipal Income Fund,
                  Inc.                                                   1,378
      18,703    Nuveen Premier Municipal Income Fund, Inc.             248,750
         100    Nuveen Premium Income Municipal Fund                     1,361
      37,256    Nuveen Premium Income Municipal Fund 2                 501,466
      26,793    Nuveen Premium Income Municipal Fund 4                 322,856
       7,408    Nuveen Quality Income Municipal Fund                   101,638
       1,600    Nuveen Texas Quality Income Municipal Fund              21,920
      44,547    Old Mutual/Claymore Long-Short Fund                    718,989
       1,632    Pacholder High Yield Fund, Inc.                         14,508
         174    Pimco New York Municipal Income Fund III                 2,361
       8,853    Prospect Street High Income Portfolio, Inc.             26,825
       2,600    Prospect Street Income Shares, Inc.                     14,170
         800    Putnam High Income Securities                            6,744
       2,317    Putnam High Yield Municipal Trust                       16,312
       3,000    Putnam Investment Grade Municipal Turst                 28,860
      19,740    Putnam Managed Municipal Income Trust                  143,510
         100    Putnam Municipal Bond Fund                               1,193
       6,289    Putnam Municipal Opportunities Trust                    72,638
         100    Putnam Premier Income Trust                                635
         100    RMR F.I.R.E. Fund                                        1,747
         100    Royce Micro-Cap Trust, Inc.                              1,329
      10,383    Seligman Select Municipal Fund, Inc.                   103,207
         100    Strategic Global Income Fund, Inc.                       1,078
         100    SunAmerica Focused Alpha Growth Fund, Inc.               2,055
      70,200    TCW Strategic Income Fund, Inc.                        283,608
      11,972    Tortoise North American Energy Corp.                   294,870
      13,350    TS&W/Claymore Tax-Advantaged Balanced Fund             195,578
       1,700    Van Kampen Bond Fund                                    28,645
      12,600    Van Kampen High Income Trust II                         46,872
       4,233    Van Kampen Municipal Trust                              61,717
         100    Van Kampen Pennsylvania Value Municipal Income
                  Trust                                                  1,384

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    CLOSED-END FUNDS - 15.2% (Continued)                 VALUE
--------------------------------------------------------------------------------
      10,478    Van Kampen Select Sector Municipal Trust         $     130,451
         510    Western Asset Emerging Markets Income Fund, Inc.         6,686
         100    Western Asset Emerging Markets Income Fund II,
                  Inc.                                                   1,303
         100    Western Asset/Claymore Inflation-Linked
                  Opportunities & Income Fund                            1,169
      13,652    Western Asset/Claymore Inflation-Linked
                  Securities & Income Fund                             159,319
      61,852    Western Asset Global High Income Fund, Inc.(b)         772,531
      13,237    Western Asset Global Partners Income Fund, Inc.        151,828
         156    Western Asset High Income Fund, Inc.                     1,460
       8,868    Western Asset Inflation Management Fund, Inc.          141,533
         100    Western Asset Intermediate Muni Fund, Inc.                 912
      13,285    Western Asset Managed High Income Fund, Inc.            82,367
         100    Western Asset Managed Municipals Fund, Inc.              1,104
         100    Western Asset Municipal High Income Fund, Inc.             764
       4,232    Western Asset Zenix Income Fund, Inc.                   11,215
         100    Zweig Fund, Inc.                                           521
                                                                 -------------
                TOTAL CLOSED-END FUNDS (Cost $21,711,189)        $  21,862,120
                                                                 -------------

================================================================================
      SHARES    MONEY MARKET SECURITIES - 12.4%                      VALUE
--------------------------------------------------------------------------------
  17,820,475    UMB Money Market Fiduciary Fund
                  (Cost $17,820,475)                             $  17,820,475
                                                                 -------------

                TOTAL INVESTMENTS AT VALUE - 98.6%
                  (Cost $143,451,218)                            $ 141,867,523

                OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%         2,040,616
                                                                 -------------

                TOTAL NET ASSETS - 100.0%                        $ 143,908,139
                                                                 =============

(a)  Non-income producing security.
(b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to schedule of investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
      SHARES    COMMON STOCKS - 68.8%                                VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 16.8%
      25,195    ACCO Brands Corp.(a)                             $     565,376
      10,600    Albany International Corp.                             397,394
      28,760    Arctic Cat, Inc.                                       470,514
      24,800    ArvinMeritor, Inc.                                     417,136
      37,710    A.S.V., Inc.(a)                                        529,071
      22,770    BJ's Restaurants, Inc.(a)                              479,307
      40,989    Building Materials Holding Corp.                       433,664
       6,800    Cabela's, Inc.(a)                                      160,820
      29,888    Carmike Cinemas, Inc.                                  549,043
      44,616    Central Garden & Pet Co.(a)                            397,082
      49,438    Central Garden & Pet Co. - Class A(a)                  443,953
      68,334    Century Casinos, Inc.(a)                               416,496
      12,300    Chiquita Brands International, Inc.                    194,709
      36,915    Christopher & Banks Corp.                              447,410
       5,100    Citi Trends, Inc.(a)                                   110,976
       1,800    Coachmen Industries, Inc.                               12,060
      35,580    Cosi, Inc.(a)                                          123,107
      60,031    Cost Plus, Inc.(a)                                     241,325
      17,800    Cox Radio, Inc. - Class A(a)                           232,290
      12,385    CSK Auto Corp.(a)                                      131,900
      14,265    DSW, Inc. - Class A(a)                                 359,050
      17,243    DTS, Inc.(a)                                           523,670
       8,100    Entercom Communications Corp.                          156,573
      19,500    Entravision Communications Corp.(a)                    179,790
      13,900    Ethan Allen Interiors, Inc.                            454,391
      38,876    Fred's, Inc.                                           409,364
      23,715    Gander Mountain Co.(a)                                 128,298
      60,108    Gray Television, Inc.                                  510,317
       5,300    Hancock Fabrics, Inc.                                    9,540
      10,000    Jones Soda Co.(a)                                      120,600
       7,923    Jos. A. Bank Clothiers, Inc.(a)                        264,787
      14,840    Kellwood Co.                                           253,022
      14,201    Korn/Ferry International(a)                            234,459
      67,201    Krispy Kreme Doughnuts, Inc.(a)                        268,804
      38,368    Lakes Entertainment, Inc.(a)                           365,647
       2,900    Landry's Restaurant, Inc.                               76,734
      40,679    La-Z-Boy, Inc.                                         300,211
      68,443    LeapFrog Enterprises, Inc.(a)                          564,655
      29,103    Libbey, Inc.                                           509,885
      26,084    Lifetime Brands, Inc.                                  529,244
      27,878    Lithia Motors, Inc.                                    475,599
      13,100    LKQ Corp.(a)                                           456,011
      26,800    MarineMax, Inc.(a)                                     390,208
      35,961    Martha Stewart Living Omnimedia, Inc.(a)               418,946
      14,100    Meritage Homes Corp.(a)                                199,092
      47,400    Monaco Coach Corp.                                     665,022
      14,821    Multimedia Games, Inc.(a)                              126,275
       1,192    NuCo2, Inc. (a)                                         30,682
      22,900    Overstock.com, Inc.(a)                                 659,520
     109,318    Parlux Fragrances, Inc.(a)                             426,340
      20,600    PC Mall, Inc.(a)                                       321,566
       5,100    P.F. Chang's China Bistro, Inc.(a)                     150,960

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 68.8%  (Continued)                   VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 16.8% (Continued)
      10,782    Polaris Industries, Inc.                         $     470,311
      15,323    Pool Corp.                                             382,769
       3,200    Primedia, Inc.(a)                                       44,928
      27,900    Quicksilver, Inc.(a)                                   398,970
       4,500    Red Robin Gourmet Burgers, Inc.(a)                     193,050
      16,500    Ruby Tuesday, Inc.                                     302,610
       7,792    School Specialty, Inc.(a)                              269,837
      10,100    Select Comfort Corp.(a)                                140,895
      38,079    Senomyx, Inc.(a)                                       466,468
      19,400    Six Flags, Inc.(a)                                      67,124
       6,632    Sonic Automotive, Inc.                                 158,770
      46,720    Spectrum Brands, Inc.(a)                               270,976
      10,300    Stage Stores, Inc.                                     187,769
       5,232    Stanley Furniture Co., Inc.                             85,020
      38,741    Steak n Shake Co. (The)(a)                             581,502
      17,300    Sun-Times Media Group, Inc.(a)                          39,271
      28,814    Superior Industries International, Inc.                624,976
       3,101    Tempur-Pedic International, Inc.                       110,861
      31,000    TiVo, Inc.(a)                                          196,850
       5,900    True Religion Apparel, Inc.(a)                         103,840
      26,278    Universal Display Corp.(a)                             465,646
      45,500    Wabash National Corp.                                  513,695
      27,639    West Marine, Inc.(a)                                   319,230
      19,257    Winnebago Industries, Inc.                             459,857
                                                                 -------------
                                                                    24,148,120
                                                                 -------------
                CONSUMER STAPLES - 1.8%
      34,500    American Italian Pasta Co. - Class A                   282,900
       9,529    Boston Beer Co., Inc. (The) - Class A(a)               463,681
       9,598    Conn's, Inc.(a)                                        229,296
      18,821    Imperial Sugar Co.                                     491,793
       4,600    Nash-Finch Co.                                         183,218
      21,754    Peet's Coffee & Tea, Inc.(a)                           607,154
      11,400    PetMed Express, Inc.(a)                                159,714
       1,187    Rocky Mountain Chocolate Factory, Inc.                  20,428
       4,000    Ruddick Corp.                                          134,160
                                                                 -------------
                                                                     2,572,344
                                                                 -------------
                ENERGY - 2.9%
         800    Cheniere Energy, Inc.(a)                                31,336
     127,656    Evergreen Energy, Inc.(a)                              651,046
      10,074    FuelCell Energy, Inc.(a)                                90,062
      14,530    GeoMet, Inc.(a)                                         73,958
       9,005    GMX Resources, Inc.(a)                                 289,691
      16,700    Goodrich Petroleum Corp.(a)                            529,390
      10,300    InterOil Corp.(a)                                      325,480
      32,300    Power-One, Inc.(a)                                     164,730
       8,970    PowerSecure International, Inc.(a)                     111,766
      63,377    SulphCo, Inc.(a)                                       557,718
      11,800    Toreador Resources Corp.(a)                            139,594
      52,632    Tri-Valley Corp.(a)                                    400,003
      15,827    Trico Marine Services, Inc.(a)                         471,645
      24,006    TXCO Resources, Inc.(a)                                215,094
      14,730    Warren Resources, Inc.(a)                              184,714
                                                                 -------------
                                                                     4,236,227
                                                                 -------------

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 68.8% (Continued)                    VALUE
--------------------------------------------------------------------------------
                FINANCIALS - 9.3%
      23,100    American Home Mortgage Investment Corp.          $       8,316
      15,410    ASTA Funding, Inc.                                     590,511
       3,913    Avatar Holdings, Inc.(a)                               195,376
      20,091    Bank of the Ozarks, Inc.                               613,378
      17,396    Cascade Bancorp                                        387,235
      15,006    Coinstar, Inc.(a)                                      482,743
         577    Community Banks, Inc.                                   17,189
      19,584    Community Bank System, Inc.                            382,280
      30,323    Corus Bankshares, Inc.                                 394,806
       5,000    CoStar Group, Inc.(a)                                  267,250
      13,800    CVB Financial Corp.                                    161,460
       7,700    Downey Financial Corp.                                 445,060
      13,918    Federal Agricultural Mortgage Corp. - Class C          408,633
       1,000    First Acceptance Corp.(a)                                5,050
      31,041    Firstbank Corp.                                        294,890
      18,187    First Commonwealth Financial Corp.                     201,148
         200    First Community Bancshares, Inc.                         7,246
       3,900    FirstFed Financial Corp.(a)                            193,245
      15,105    First Financial Bankshares, Inc.                       606,919
       4,037    First Industrial Realty Trust, Inc.                    156,918
       9,300    FirstMerit Corp.                                       183,768
       1,000    Flagstar Bancorp, Inc.                                   9,730
       5,500    F.N.B. Corp.                                            90,970
      16,232    FPIC Insurance Group, Inc.(a)                          698,788
       4,714    Franklin Street Properties Corp.                        81,317
      29,851    Friedman, Billings, Ramsey Group, Inc.                 137,613
       3,500    FTI Consulting, Inc.(a)                                176,085
       1,135    Gladstone Capital Corp.                                 22,155
       8,427    Greenhill & Co., Inc.                                  514,468
       8,790    Heartland Payment Systems, Inc.                        225,903
       3,400    Hilb Rogal and Hobbs Co.                               147,322
      39,321    HouseValues, Inc.(a)                                   154,139
       6,000    IndyMac Bancorp, Inc.                                  141,660
       3,100    KBW, Inc.(a)                                            89,218
         700    K-Fed Bancorp                                            9,219
      48,800    LaBranche & Co., Inc.(a)                               228,384
       4,616    Lakeland Bancorp, Inc.                                  62,685
       1,522    MainSource Financial Group, Inc.                        26,833
       6,641    NBT Bancorp, Inc.                                      144,375
       6,753    National Financial Partners Corp.                      357,774
       1,660    National Interstate Corp.                               51,111
      18,893    Old National Bancorp                                   313,057
       2,742    Omega Financial Corp.                                   72,416
         908    Park National Corp.                                     79,178
       5,900    Parkway Properties, Inc.                               260,426
       2,138    Sandy Spring Bancorp, Inc.                              64,397
      28,022    Seacoast Banking Corp. of Florida                      524,011
         834    Simmons First National Corp.                            21,968
       7,600    Superior Bancorp(a)                                     67,108
         534    S.Y. Bancorp, Inc.                                      14,439
       3,500    Tejon Ranch Co.(a)                                     144,900
       1,791    Thomas Weisel Partners Group, Inc.(a)                   25,987
      59,910    TrustCo Bank Corp. NY                                  654,816
       6,910    UMB Financial Corp.                                    296,163

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 68.8% (Continued)                    VALUE
--------------------------------------------------------------------------------
                FINANCIALS - 9.3% (Continued)
       4,268    Urstadt Biddle Properties, Inc. - Class A        $      66,026
       9,014    U.S. Global Investors, Inc.                            171,446
      27,801    Virginia Commerce Bancorp, Inc.(a)                     398,666
         685    Washington Trust Bancorp, Inc.                          18,474
       7,600    WesBanco, Inc.                                         189,848
       9,862    Westamerica Bancorp                                    491,226
       3,300    World Acceptance Corp.(a)                              109,164
                                                                 -------------
                                                                    13,356,886
                                                                 -------------
                HEALTH CARE - 12.8%
      23,154    Abaxis, Inc.(a)                                        519,807
       3,100    Advisory Board Co.(a)                                  181,257
      19,767    Affymetrix, Inc.(a)                                    501,489
      24,100    Akorn, Inc.(a)                                         180,509
       6,600    Alexion Pharmaceuticals, Inc.(a)                       429,990
       4,400    Amedisys, Inc.(a)                                      169,048
      27,091    American Medical Systems Holdings, Inc.(a)             459,192
       6,700    Apria Healthcare Group, Inc.(a)                        174,267
      16,190    Arena Pharmaceuticals, Inc.(a)                         177,280
      34,600    Array Biopharma, Inc.(a)                               388,558
       3,000    Arthrocare Corp.(a)                                    167,670
       9,159    Auxilium Pharmaceuticals, Inc.(a)                      193,072
      34,585    Biocryst Pharmaceuticals, Inc.(a)                      249,704
      57,438    Biolase Technology, Inc.                               392,876
      15,600    BioMarin Pharmaceutical, Inc.(a)                       388,440
      18,531    Bio-Reference Laboratories, Inc.(a)                    625,607
       7,873    Cepheid, Inc.(a)                                       179,504
       9,800    Cyberonics, Inc.(a)                                    136,612
       1,300    Datascope Corp.                                         43,953
      51,602    DexCom, Inc.(a)                                        515,504
       7,400    Eclipsys Corp.(a)                                      172,568
      37,554    Enzo Biochem, Inc.(a)                                  426,238
      63,700    Enzon Pharmaceuticals, Inc.(a)                         561,197
     105,138    Genitope Corp.(a)                                      471,018
       9,750    Healthcare Services Group, Inc.                        197,633
      27,064    HEALTHSOUTH Corp.                                      473,891
       3,001    Hi-Tech Pharmacal Co., Inc.(a)                          35,622
      56,268    Human Genome Sciences, Inc.(a)                         578,998
      40,829    Hythiam, Inc.(a)                                       303,768
       9,896    ICU Medical, Inc.(a)                                   383,470
      18,600    Immunomedics, Inc.(a)                                   42,594
      90,412    Introgen Therapeutics, Inc.(a)                         377,018
      21,390    Invacare Corp.                                         500,098
       2,181    Kensey Nash Corp.(a)                                    56,946
      44,100    Keryx Biopharmaceuticals, Inc.(a)                      438,354
      16,120    LifeCell Corp.(a)                                      605,628
       7,235    LIFE TIME FITNESS, Inc.(a)                             443,795
      13,504    Mannatech, Inc.                                        109,382
      49,351    MannKind Corp.(a)                                      477,718
       6,600    Martek Biosciences Corp.(a)                            191,598
      54,563    Momenta Pharmaceuticals, Inc.(a)                       621,473
       7,696    Myriad Genetics, Inc.(a)                               401,346
      32,500    Nabi Biopharmaceuticals(a)                             131,950
      38,900    Nautilus, Inc.                                         310,033
      22,314    Neurometrix, Inc.                                      194,801

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 68.8% (Continued)                    VALUE
--------------------------------------------------------------------------------
                HEALTH CARE - 12.8%  (Continued)
     158,051    Northfield Laboratories, Inc.(a)                 $     303,458
       9,300    NuVasive, Inc.(a)                                      334,149
       5,255    NxStage Medical, Inc.(a)                                76,145
         100    OraSure Technologies, Inc.(a)                            1,005
      15,200    Pain Therapeutics, Inc.(a)                             142,120
      16,465    Providence Service Corp.(a)                            483,412
       3,405    Salix Pharmaceuticals Ltd.(a)                           42,290
      20,000    Santarus, Inc.(a)                                       53,000
      20,432    Sciele Pharma, Inc.(a)                                 531,641
      12,900    Spectranetics Corp. (The)(a)                           173,892
      27,675    Stereotaxis, Inc.(a)                                   381,638
       4,902    Sunrise Senior Living, Inc.(a)                         173,384
      10,680    SurModics, Inc.(a)                                     523,427
      52,670    Telik, Inc.(a)                                         153,270
       2,183    Verenium Corp.(a)                                       11,526
      30,549    ZymoGenetics, Inc.(a)                                  398,664
                                                                 -------------
                                                                    18,364,497
                                                                 -------------
                INDUSTRIALS - 9.7%
       6,000    AAR Corp.(a)                                           182,040
      17,153    American Woodmark Corp.                                425,223
      19,248    AMREP Corp.(a)                                         515,846
      16,765    Arkansas Best Corp.                                    547,545
      11,424    Briggs & Stratton Corp.                                287,656
       4,100    Bristow Group, Inc.(a)                                 179,211
      27,191    Brookfield Homes Corp.                                 504,393
       8,800    C&D Technologies, Inc.                                  43,824
       7,219    CARBO Ceramics, Inc.                                   366,220
         400    Collectors Universe, Inc.                                5,632
      10,590    Document Security Systems, Inc.(a)                     118,820
      10,237    Endeavor Acquisition Corp.(a)                          121,308
       6,600    EnPro Industries, Inc.(a)                              267,960
       2,900    Escala Group, Inc.(a)                                    5,539
      21,700    ExpressJet Holdings, Inc.(a)                            67,053
      49,100    Fleetwood Enterprises, Inc.(a)                         419,805
      12,265    Franklin Electric Co.                                  504,214
      95,553    Frontier Airlines Holdings, Inc.(a)                    591,473
      16,593    Gaiam, Inc. - Class A(a)                               398,730
      10,560    Gehl Co.(a)                                            235,804
      10,886    HEICO Corp.                                            537,333
       8,500    Hexcel Corp.(a)                                        193,035
      71,922    Home Solutions of America, Inc.(a)                     243,816
      25,618    Innovative Solutions and Support, Inc.(a)              485,973
      28,991    Insituform Technologies, Inc.(a)                       441,533
      28,986    Insteel Industries, Inc.                               444,935
      19,600    Intermec, Inc.(a)                                      511,952
       7,712    iRobot Corp.(a)                                        153,315
         100    Knight Transportation, Inc.                              1,721
      49,458    Marchex, Inc. - Class B                                470,346
       1,600    McGrath RentCorp                                        53,184
         700    MFRI, Inc.(a)                                           12,488
       4,500    MGP Ingredients, Inc.                                   46,215
      16,924    M/I Homes, Inc.                                        235,074
       1,898    Mine Safety Appliances Co.                              89,415
      10,473    Mobile Mini, Inc.(a)                                   253,028

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 68.8% (Continued)                    VALUE
--------------------------------------------------------------------------------
                INDUSTRIALS - 9.7% (Continued)
      27,644    Mueller Water Products, Inc.                     $     342,509
       7,500    Nanophase Technologies Corp.(a)                         49,875
       3,680    Palm Harbor Homes, Inc.(a)                              45,926
      72,964    Presstek, Inc.(a)                                      457,484
       4,553    PRG-Shultz International, Inc.(a)                       61,830
      23,409    Raser Technologies, Inc.(a)                            301,742
       4,500    Raven Industries, Inc.                                 180,225
         128    Research Frontiers, Inc.(a)                              1,910
      11,222    Simpson Manufacturing Co., Inc.                        357,421
      12,001    Smith & Wesson Holding Corp.(a)                        229,099
      39,408    TurboChef Technologies, Inc.(a)                        520,186
      34,025    Ultratech, Inc.(a)                                     471,586
      11,501    Universal Forest Products, Inc.                        343,880
      26,200    Valassis Communications, Inc.(a)                       233,704
     132,934    Valence Technology, Inc.(a)                            187,437
      12,900    Werner Enterprises, Inc.                               221,235
                                                                 -------------
                                                                    13,967,708
                                                                 -------------
                INFORMATION TECHNOLOGY - 9.8%
      28,044    3D Systems Corp.(a)                                    662,399
      84,630    Access Integrated Technologies, Inc.(a)                473,928
      11,155    Advent Software, Inc.(a)                               523,950
      11,500    American Reprographics Co.(a)                          215,280
      53,201    BearingPoint, Inc.(a)                                  215,464
       1,500    Bel Fuse, Inc.                                          51,990
      70,790    Borland Software Corp.(a)                              307,937
       9,200    Brady Corp.                                            330,096
       7,214    Computer Programs and Systems, Inc.                    190,161
       6,900    Concur Technologies, Inc.(a)                           217,488
     129,568    Convera Corp. - Class A(a)                             505,315
      16,300    eResearchTechnology, Inc.(a)                           185,657
       7,700    Hutchinson Technology, Inc.(a)                         189,420
      38,900    Hypercom Corp.(a)                                      175,828
      12,919    iMERGENT, Inc.                                         289,773
      12,400    Innerworkings, Inc.(a)                                 213,652
      49,051    Internet Capital Group, Inc.(a)                        588,612
      58,612    Ionatron, Inc.(a)                                      201,039
      16,900    Knot, Inc. (The)(a)                                    359,294
      23,200    L-1 Identity Solutions, Inc.(a)                        437,320
       1,500    LeCroy Corp.(a)                                         11,190
     119,361    Lionbridge Technologies, Inc.(a)                       476,251
      43,300    LTX Corp.(a)                                           154,581
      35,313    Maxwell Technologies, Inc.(a)                          410,690
      42,161    Mercury Computer Systems, Inc.(a)                      433,415
      21,100    Microsemi Corp.(a)                                     588,268
      20,717    Midway Games, Inc.(a)                                   90,326
      16,716    MoSys, Inc.(a)                                         118,015
      37,123    Online Resources Corp.(a)                              469,235
      11,200    OSI Systems, Inc.(a)                                   252,112
      43,167    ParkerVision, Inc.(a)                                  655,275
       4,000    PDF Solutions, Inc.(a)                                  39,520
      18,600    Radiant Systems, Inc.(a)                               294,438
      40,071    RightNow Technologies, Inc.(a)                         644,742
      12,784    ScanSource, Inc.(a)                                    359,358
      13,000    Semtech Corp.(a)                                       266,240

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 68.8% (Continued)                    VALUE
--------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY - 9.8% (Continued)
      63,557    Sonic Solutions(a)                               $     665,442
      30,096    SourceForge, Inc.(a)                                    73,735
      19,099    Syntax-Brillian Corp.(a)                                77,733
      25,001    Take-Two Interactive Software, Inc.(a)                 427,017
      31,064    Terremarek Worldwide, Inc.(a)                          222,729
      18,768    TheStreet.com, Inc.                                    227,281
       6,489    Ultimate Software Group, Inc. (The)(a)                 226,466
      30,700    Volterra Semiconductor Corp.(a)                        376,996
      11,435    X-Rite, Inc.                                           165,122
                                                                 -------------
                                                                    14,060,780
                                                                 -------------
                MATERIALS - 3.4%
      15,200    American Vanguard Corp.                                296,704
       6,500    Balchem Corp.                                          132,665
      23,929    Beacon Roofing Supply, Inc.(a)                         244,554
      12,854    Cabot Microelectronics Corp.(a)                        549,508
       1,781    GenTek, Inc.(a)                                         53,573
      35,500    Georgia Gulf Corp.                                     493,450
      21,142    Headwaters, Inc.(a)                                    314,593
       4,401    Layne Christensen Co.(a)                               244,167
      23,000    Louisiana-Pacific Corp.                                390,310
      56,784    Medis Technologies Ltd.(a)                             738,192
       6,200    NCI Building Systems, Inc.(a)                          267,902
      13,200    NL Industries, Inc.                                    149,556
      37,800    Trex Co., Inc.(a)                                      420,336
      24,457    W.R. Grace & Co.(a)                                    656,915
                                                                 -------------
                                                                     4,952,425
                                                                 -------------
                TELECOMMUNICATIONS SERVICES - 1.3%
      50,000    Avanex Corp.(a)                                         82,000
      34,200    Cincinnati Bell, Inc.(a)                               168,948
     124,898    FiberTower Corp.(a)                                    479,608
       3,600    General Communication, Inc.(a)                          43,704
      19,700    Harris Stratex Networks, Inc.(a)                       344,159
      12,166    I.D. Systems, Inc.(a)                                  148,912
      52,838    InPhonic, Inc.(a)                                      145,304
      75,000    Sycamore Networks, Inc.(a)                             305,250
     104,583    Telkonet, Inc.(a)                                      174,653
                                                                 -------------
                                                                     1,892,538
                                                                 -------------
                UTILITIES - 1.0%
       4,014    CH Energy Group, Inc.                                  191,869
       6,698    Crosstex Energy, Inc.                                  253,921
         373    MGE Energy, Inc.                                        12,473
       3,600    New Jersey Resources Corp.                             178,524
      11,638    Nicor, Inc.                                            499,270
       3,800    Northwest Natural Gas Co.                              173,660
       3,975    Otter Tail Corp.                                       141,709
                                                                 -------------
                                                                     1,451,426
                                                                 -------------

                TOTAL SECURITIES SOLD SHORT - 68.8%
                  (Proceeds $105,217,513)                        $  99,002,951
                                                                 =============

(a)  Non-income producing security.

See accompanying notes to schedules of investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
      SHARES    COMMON STOCKS - 96.0%                                VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 5.9%
          33    Ark Restaurants Corp.                            $       1,212
         800    Capella Education Co.(a)                                44,728
       1,300    CEC Entertainment, Inc.(a)                              34,931
      10,800    drugstore.com, Inc.(a)                                  34,992
       2,710    Gottschalks, Inc.(a)                                    11,762
       5,100    Luby's, Inc.(a)                                         56,202
       3,200    Morton's Restaurant Group, Inc.(a)                      50,880
       5,500    New Frontier Media, Inc.                                33,715
       2,180    Red Lion Hotels Corp.(a)                                22,454
         905    Rush Enterprises, Inc.(a)                               21,593
                                                                 -------------
                                                                       312,469
                                                                 -------------
                ENERGY - 6.0%
       6,300    BMB Munai, Inc.(a)                                      35,469
       1,200    Bolt Technology Corp.(a)                                39,192
       1,200    Double Eagle Petroleum Co.(a)                           21,492
         800    Oceaneering International, Inc.(a)                      60,640
         600    Panhandle Oil and Gas, Inc.                             14,820
       1,700    Penn Virginia Resource Partners, L.P.                   46,580
       1,397    T-3 Energy Services, Inc.(a)                            59,568
       2,400    Venoco, Inc.(a)                                         41,160
                                                                 -------------
                                                                       318,921
                                                                 -------------
                FINANCIALS - 16.5%
       1,700    Access National Corp.                                   13,430
       1,800    Affirmative Insurance Holdings, Inc.                    20,682
         900    American Land Lease, Inc.                               20,223
       2,900    AmTrust Financial Services, Inc.                        43,993
       1,070    Bancorp Rhode Island, Inc.                              38,263
          38    Bridge Capital Holdings(a)                                 846
       1,135    Brooke Corp.                                            11,225
         600    BRT Realty Trust                                        10,404
       4,700    Capstead Mortgage Corp.                                 48,316
       5,300    Cogdell Spencer, Inc.                                   98,050
       1,200    Eastern Insurance Holdings, Inc.                        18,540
       2,252    eHealth, Inc.(a)                                        62,381
       3,200    Feldman Mall Properties, Inc.                           24,192
       1,604    First Security Group, Inc.                              16,040
         322    FNB Corp.                                                9,687
       1,543    Gateway Financial Holdings, Inc.                        24,287
       1,495    GB&T Bancshares, Inc.                                   19,809
       3,758    Hallmark Financial Services, Inc.(a)                    52,800
       2,000    Intervest Bancshares Corp.                              49,500
       3,100    K-Fed Bancorp                                           40,827
         351    MASSBANK Corp.                                          12,987
       1,200    Mercantile Bank Corp.                                   25,752
         300    Oak Hill Financial, Inc.                                 9,378
       2,000    One Liberty Properties, Inc.                            38,900
         399    Pacific Continental Corp.                                6,241
       4,417    Supertel Hospitality, Inc.                              33,304
         184    Taylor Capital Group, Inc.                               5,139

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 96.0% (Continued)                    VALUE
--------------------------------------------------------------------------------
                FINANCIALS - 16.5% (Continued)
         424    TIB Financial Corp.                              $       4,685
       1,000    UMH Properties, Inc.                                    13,920
       8,100    Universal Insurance Holdings, Inc.                      57,834
       1,220    Westwood Holdings Group, Inc.                           41,858
                                                                 -------------
                                                                       873,493
                                                                 -------------
                HEALTH CARE - 17.9%
       1,678    America Service Group, Inc.(a)                          19,045
       1,458    Anika Therapeutics, Inc.(a)                             30,341
       5,400    BioScrip, Inc.(a)                                       34,668
       1,187    Clinical Data, Inc.(a)                                  48,062
       4,127    CryoLife, Inc.(a)                                       39,000
       1,500    Cynosure, Inc. - Class A(a)                             55,350
       4,600    Emergent BioSolutions, Inc.(a)                          40,848
       1,700    Emeritus Corp.(a)                                       46,070
       1,600    E-Z-EM, Inc.(a)                                         26,048
       2,700    First Consulting Group, Inc.(a)                         27,810
       5,000    Hanger Orthopedic Group, Inc.(a)                        56,650
       6,900    Health Grades, Inc.(a)                                  40,710
       3,400    HemoSense, Inc.(a)                                      50,932
         100    Home Diagnostics, Inc.(a)                                  958
         599    MEDTOX Scientific, Inc.(a)                              12,250
       5,000    Novacea, Inc.(a)                                        40,050
       2,648    Nutraceutical International Corp.(a)                    40,276
      10,100    Orchid Cellmark, Inc.(a)                                56,459
       2,278    Somanetics Corp.(a)                                     42,416
       5,100    Sonus Pharmaceuticals, Inc.(a)                           3,162
       2,700    Synovis Life Technologies, Inc.(a)                      58,239
       6,744    Third Wave Technologies, Inc.(a)                        58,201
       2,700    Transcend Services, Inc.(a)                             41,472
       4,383    Vascular Solutions, Inc.(a)                             34,976
       2,500    Volcano Corp.(a)                                        41,100
                                                                 -------------
                                                                       945,093
                                                                 -------------
                INDUSTRIALS - 16.3%
       2,000    AeroVironment, Inc.(a)                                  46,020
           2    Alamo Group, Inc.                                           49
       2,500    Altra Holdings, Inc.(a)                                 41,675
       1,200    American Railcar Industries, Inc.                       26,424
         753    Astronics Corp.(a)                                      32,808
       1,800    Ducommun, Inc.(a)                                       58,140
       1,500    Gardner Denver, Inc.(a)                                 58,500
       1,700    Herley Industries, Inc.(a)                              25,432
       1,596    Key Technology, Inc.(a)                                 48,040
       1,400    Kirby Corp.(a)                                          61,796
         200    K-Tron International, Inc.(a)                           19,000
       2,604    Met-Pro Corp.                                           42,133
         700    Perini Corp.(a)                                         39,151
         900    Robbins & Myers, Inc.                                   51,561
       2,900    Spectrum Control, Inc.(a)                               42,021
       1,500    Sun Hydraulics Corp.                                    47,700

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 96.0% (Continued)                    VALUE
--------------------------------------------------------------------------------
                INDUSTRIALS - 16.3% (Continued)
       1,293    TransDigm Group, Inc.(a)                         $      59,103
       1,000    Twin Disc, Inc.                                         58,200
       1,163    VSE Corp.                                               54,987
       1,800    Waste Industries USA, Inc.                              51,516
                                                                 -------------
                                                                       864,256
                                                                 -------------
                INFORMATION TECHNOLOGY - 21.0%
      10,400    3Com Corp.(a)                                           51,376
       6,900    American Software, Inc. - Class A                       63,480
         903    Applix, Inc.(a)                                         16,055
       2,469    Autobytel, Inc.(a)                                       8,049
       1,900    Axsys Technologies, Inc.(a)                             58,824
          50    CEVA, Inc.(a)                                              450
       6,100    Digimarc Corp.(a)                                       55,083
       1,912    Eastern Co. (The)                                       42,924
       5,500    Furmanite Corp.(a)                                      50,050
       3,700    Globecomm Systems, Inc.(a)                              49,062
       1,000    ICF International, Inc.(a)                              27,580
       6,800    Integrated Silicon Solution, Inc.(a)                    42,840
       9,900    Iomega Corp.(a)                                         51,876
       2,200    JDA Software Group, Inc.(a)                             45,452
       3,500    Keynote Systems, Inc.(a)                                48,055
         500    Moldflow Corp.(a)                                        9,630
       6,800    NaviSite, Inc.(a)                                       59,772
       3,573    NCI, Inc. - Class A(a)                                  67,601
       2,323    NetScout Systems, Inc.(a)                               25,321
       4,600    Nextest Systems Corp.(a)                                59,156
       3,543    Optium, Inc.(a)                                         36,776
       2,300    Radyne Corp.(a)                                         24,242
       6,731    Rainmaker Systems, Inc.(a)                              58,358
      13,300    Sanmina-SCI Corp.(a)                                    28,196
       5,900    SonicWALL, Inc.(a)                                      51,507
       1,200    Synnex Corp.(a)                                         24,672
       5,440    Website Pros, Inc.(a)                                   56,902
                                                                 -------------
                                                                     1,113,289
                                                                 -------------
                MATERIALS - 6.6%
       5,500    Hecla Mining Co.(a)                                     49,225
       6,012    Huttig Building Products, Inc.(a)                       32,345
       4,500    ICO, Inc.(a)                                            63,360
       1,400    Koppers Holdings, Inc.                                  54,054
       1,500    Penford Corp.                                           56,550
         500    Terra Nitrogen Co., L.P.                                63,415
         700    Universal Stainless & Alloy Products, Inc.(a)           27,853
                                                                 -------------
                                                                       346,802
                                                                 -------------
                TELECOMMUNICATIONS SERVICES - 4.9%
      16,200    Airspan Networks, Inc.(a)                               40,500
       4,200    Centennial Communications Corp.(a)                      42,504
       2,835    D&E Communications, Inc.                                40,314
       1,900    NTELOS Holdings Corp.                                   55,974
       3,400    Orbcomm, Inc.(a)                                        25,602
       3,500    Syniverse Holdings, Inc.(a)                             55,650
                                                                 -------------
                                                                       260,544
                                                                 -------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 96.0% (Continued)                    VALUE
--------------------------------------------------------------------------------
                UTILITIES - 0.9%
       1,600    Unitil Corp.                                     $      47,200
                                                                 -------------

                TOTAL INVESTMENTS AT VALUE - 96.0%
                  (Cost $4,988,390)                              $   5,082,067

                OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%           210,844
                                                                 -------------

                TOTAL NET ASSETS - 100.0%                        $   5,292,911
                                                                 =============

(a)  Non-income producing security.

See accompanying notes to schedules of investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SECURITIES VALUATION

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund are valued as of the close of the regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2007:

                                           TFS Market Neutral    TFS Small Cap
                                                  Fund               Fund
                                           ------------------    -------------

     Tax cost of portfolio investments
       and securities sold short            $  45,415,581        $   4,991,204
                                           ==================    =============

     Gross unrealized appreciation          $  17,301,913        $     458,152

     Gross unrealized depreciation            (19,852,922)            (367,289)
                                           ------------------    -------------

     Net unrealized appreciation
       (depreciation)                       $  (2,551,009)       $      90,863
                                           ==================    =============



The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*        /s/ Larry S. Eiben
                           -----------------------------------------------------
                                Larry S. Eiben, President


Date          November 29, 2007
      ---------------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*           /s/ Larry S. Eiben
                           -----------------------------------------------------
                                 Larry S. Eiben, President


Date          November 29, 2007
      ----------------------------------------------------



By (Signature and Title)*        /s/ Mark J. Seger
                           -----------------------------------------------------
                                Mark J. Seger, Treasurer


Date          November 29, 2007
      ----------------------------------------------------



* Print the name and title of each signing officer under his or her signature.